Segment Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net operating revenues from external customers	₩ 14,483,603	₩ 12,492,642	₩ 11,431,851
Major non-current assets	11,021,199	11,318,226
Domestic
Disclosure of geographical areas [line items]
Net operating revenues from external customers	13,525,769	11,891,540	11,142,264
Major non-current assets	9,853,970	10,216,017
United States
Disclosure of geographical areas [line items]
Net operating revenues from external customers	112,388	114,044	72,945
Major non-current assets	45,530	45,353
New Zealand
Disclosure of geographical areas [line items]
Net operating revenues from external customers	12,857	3,554	6,946
Major non-current assets	1,932	2,385
China
Disclosure of geographical areas [line items]
Net operating revenues from external customers	127,939	84,821	109,574
Major non-current assets	21,416	13,971
Cambodia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	410,482	250,426	19,534
Major non-current assets	35,668	32,354
United Kingdom
Disclosure of geographical areas [line items]
Net operating revenues from external customers	29,764	28,681	10,037
Major non-current assets	86,361	81,879
Others
Disclosure of geographical areas [line items]
Net operating revenues from external customers	97,721	75,184	70,551
Major non-current assets	20,446	51,288
Consolidation adjustments
Disclosure of geographical areas [line items]
Net operating revenues from external customers	0	0	0
Major non-current assets	518,788	487,742
Indonesia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	166,683	44,392	₩ 0
Major non-current assets	₩ 437,088	₩ 387,237